Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Payments Due by Period, Total	$ 19,427
Payments Due by Period, Less than 1-year	3,253
Payments Due by Period, 2-year	2,773
Payments Due by Period, 3-year	2,773
Payments Due by Period, 4-year	2,773
Payments Due by Period, 5-year	1,138
Payments Due by Period, More than 5-years	6,717
Service Fee To Manager [Member]
Payments Due by Period, Total	6,540
Payments Due by Period, Less than 1-year	1,635
Payments Due by Period, 2-year	1,635
Payments Due by Period, 3-year	1,635
Payments Due by Period, 4-year	1,635
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	0
Management Fee To Manager [Member]
Payments Due by Period, Total	12,407
Payments Due by Period, Less than 1-year	1,138
Payments Due by Period, 2-year	1,138
Payments Due by Period, 3-year	1,138
Payments Due by Period, 4-year	1,138
Payments Due by Period, 5-year	1,138
Payments Due by Period, More than 5-years	6,717
Interest on Variable Rate Debt [Member]
Payments Due by Period, Total	480
Payments Due by Period, Less than 1-year	480
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	$ 0